STOCK-BASED COMPENSATION - Summary of Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	283,106	141,188
Granted (in shares)	178,189	187,393
Forfeited (in shares)	(45,655)	(24,918)
Vested and issued (in shares)	(21,449)	(20,557)
Units outstanding - ending (in shares)	394,191	283,106
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	304,393	176,989
Granted (in shares)	146,944	150,207
Forfeited (in shares)	(57,103)	(20,377)
Vested and issued (in shares)	(25,396)	(2,426)
Units outstanding - ending (in shares)	368,838	304,393